Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]: Amendment Number: ______

This Amendment (Check only one):

      / / is a restatement
      / / adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:           IXIS Asset Management
Address:        (formerly named CDC IXIS Asset Management)
                7, place des Cinq Martyrs du Lycee Buffon
                BP 541 Cedex 15
                Paris, France 75725

Form 13F File Number: 28-10092

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Pascal Delaunay
Title:          Head of Compliance and Risk Management
                IXIS Asset Management
Phone:          011 331 42 792762

Signature, Place, and Date of Signing:

/s/    Pascal Delaunay
--------------------------------------
[Signature]

Paris, France
--------------------------------------
[City, State]

February 11, 2005
--------------------------------------
[Date]

Report Type (Check only one):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NAME                                                        13F FILE NUMBER
----                                                        ---------------
Harris Associates L.P.                                      28-2013
Loomis, Sayles & Company, L.P.                              28-398
Vaughan Nelson Investment Management, L.P.                  28-5840
Westpeak Global Advisors, L.P.                              28-4372

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            87

Form 13F Information Table Value Total:            $458,915 (thousands)

List of Other Included Managers:

(1) Subadvised accounts

----------------------------------------------------------------------------------------------------------------------------------
                                                        MARKET VALUE
                                TITLE OF                 12/31/2004                              INVESTMENT   OTHER       VOTING
NAME OF ISSUER                   CLASS        CUSIP       (X$1000)      QUOTCURRENCY   SHARES    DISCRETION  MANAGERS    AUTHORITY
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC              common stock  02209S103        14.95            EUR          336      Sole                   None
AMERICAN EXPRESS              common stock  025816109    13,529.55            USD      240,269     Other        (1)      Shared
AMERICAN INTL GRP             common stock  026874107    16,851.46            USD      256,882     Other        (1)      Shared
AMGEN INC                     common stock  031162100     7,854.04            USD      122,547     Other        (1)      Shared
ANHEUSER BUSCH ORD            common stock  035229103     3,780.22            USD       74,122     Other        (1)      Shared
APPLE COMPUTER NPV            common stock  037833100        71.38            USD        1,100     Other        (1)      Shared
APPLIED MATERIALS             common stock  038222105     3,773.18            USD      220,654     Other        (1)      Shared
ARTISAN COMPONENTS            common stock  042923102     4,745.86            USD      126,455      Sole                   Sole
AUTOLIV SDR                   common stock  000038233     4,134.00            SEK       13,000      Sole                   Sole
BELLSOUTH                     common stock  079860102       256.86            USD        9,200     Other        (1)      Shared
CENTURY TEL.ENT.              common stock  156700106       216.07            USD        6,200     Other        (1)      Shared
CISCO SYSTEMS                 common stock  17275R102     7,010.45            USD      361,550     Other        (1)      Shared
CITIGROUP                     common stock  172967101    10,102.10            USD      209,892     Other        (1)      Shared
CLEAR CHANNEL COMM            common stock  184502102     6,441.08            USD      190,960     Other        (1)      Shared
COCA COLA$0.25                common stock  191216100     9,880.33            USD      237,052     Other        (1)      Shared
COLGATE PALMOLIVE             common stock  194162103     6,013.44            USD      117,221     Other        (1)      Shared
COMCAST CL-A                  common stock  20030N101       201.48            USD        6,100     Other        (1)      Shared
COMERICA                      common stock  200340107     6,612.25            USD      107,081     Other        (1)      Shared
CORNING                       common stock  219350105       141.60            USD       12,000     Other        (1)      Shared
CVS CORP                      common stock  126650100     8,456.05            USD      186,874     Other        (1)      Shared
DELL INC                      common stock  24702R101    11,036.76            USD      262,530     Other        (1)      Shared
DISNEY                        common stock  254687106    13,517.42            USD      483,110     Other        (1)      Shared
DU PONT NEM.ORD.              common stock  263534109     4,565.78            USD       93,427     Other        (1)      Shared
ELECTRONIC ARTS               common stock  285512109       171.39            USD        2,720     Other        (1)      Shared
EMERSON ELECTRIC              common stock  291011104     9,425.72            USD      134,193     Other        (1)      Shared
EXXON MOBIL CORP.             common stock  30231G102    20,315.29            USD      398,261     Other        (1)      Shared
FIRST DATA                    common stock  319963104       118.16            USD        2,800     Other        (1)      Shared
FNMA                          common stock  313586109     3,808.92            USD       53,406     Other        (1)      Shared
FREESCALE SEMICOND-B          common stock  35687M206        15.96            USD          883     Other        (1)      Shared
GENENTECH                     common stock  368710406       164.94            USD        3,000     Other        (1)      Shared
GENERAL ELECTRIC              common stock  369604103        25.76            EUR          960      Sole                   None
GENERAL ELECTRIC NY           common stock  369604103    15,386.22            USD      419,815     Other        (1)      Shared
GOLDMANN SACHS                common stock  38141G104     9,460.01            USD       90,164     Other        (1)      Shared
HCA-HEALTHCARE CO.            common stock  404119109     4,588.22            USD      114,849     Other        (1)      Shared
HEWLETT PACKARD               common stock  428236103       359.21            USD       17,000     Other        (1)      Shared
HILTON HOTELS                 common stock  432848109     9,839.85            USD      431,194     Other        (1)      Shared
IBM                           common stock  459200101       394.32            USD        4,000      Sole                   None
IBM                           common stock  459200101     9,568.74            USD       97,046     Other        (1)      Shared
INTEL                         common stock  458140100    10,540.03            USD      451,393     Other        (1)      Shared
IVAX CORP                     common stock  465823102     4,227.54            USD      268,075     Other        (1)      Shared

----------------------------------------------------------------------------------------------------------------------------------
                                                        MARKET VALUE
                                TITLE OF                 12/31/2004                              INVESTMENT   OTHER       VOTING
NAME OF ISSUER                   CLASS        CUSIP       (X$1000)      QUOTCURRENCY   SHARES    DISCRETION  MANAGERS    AUTHORITY
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
JOHNSON JOHNSON               common stock  478160104     4,782.66            USD       75,081     Other        (1)      Shared
JUNIPER NETWORKS              common stock  48203R104        81.54            USD        3,000     Other        (1)      Shared
KOHL S                        common stock  500255104     4,328.90            USD       89,072     Other        (1)      Shared
LINEAR TECHNOLOGY             common stock  535678106     4,274.72            USD      110,515     Other        (1)      Shared
LOWES                         common stock  548661107     6,920.33            USD      119,874     Other        (1)      Shared
LUCENT TECHN.                 common stock  549463107        78.75            USD       21,000     Other        (1)      Shared
MAXIM INTEGRATED              common stock  57772K101       117.74            USD        2,800     Other        (1)      Shared
MBNA                          common stock  55262L100     7,286.40            USD      258,750     Other        (1)      Shared
MC GRAW HILL ORD.             common stock  580645109       164.88            USD        1,800     Other        (1)      Shared
MCAFEE INC                    common stock  579064106       143.50            USD        5,000     Other        (1)      Shared
MEDTRONIC                     common stock  585055106     4,363.98            USD       87,332     Other        (1)      Shared
MICROSOFT                     common stock  594918104    18,135.76            USD      672,204     Other        (1)      Shared
MICROSTRATEGY                 common stock  594972408       123.26            USD        2,000     Other        (1)      Shared
MOLEX                         common stock  608554101     4,253.04            USD      141,768     Other        (1)      Shared
MOTOROLA                      common stock  620076109       136.80            USD        8,000     Other        (1)      Shared
NORTH FORK BANCOR             common stock  659424105         0.03            USD            1      Sole                   Sole
NORTHROP GRUMMAN              common stock  666807102    10,946.24            USD      200,114     Other        (1)      Shared
OMNICOM GROUP INC             common stock  681919106       168.56            USD        2,000     Other        (1)      Shared
ORACLE CORP COM               common stock  68389X105     5,751.18            USD      414,948     Other        (1)      Shared
PENNEY (J.C.)                 common stock  708160106     9,077.31            USD      219,577     Other        (1)      Shared
PEPSICO                       common stock  713448108     6,772.30            USD      129,539     Other        (1)      Shared
PETCO ANIMAL SUPPLIE          common stock  716016209     5,906.64            USD      151,181     Other        (1)      Shared
PFIZER                        common stock  717081103    14,023.64            USD      514,629     Other        (1)      Shared
PIONEER NATURAL RES.          common stock  723787107     8,904.71            USD      253,985     Other        (1)      Shared
PRAXAIR                       common stock  74005P104     7,620.21            USD      171,011     Other        (1)      Shared
PRUDENTIAL FINANC.            common stock  744320102     7,243.18            USD      131,814     Other        (1)      Shared
QUALCOMM                      common stock  747525103       342.64            USD        8,000     Other        (1)      Shared
RAYTHEON                      common stock  755111507     4,715.79            USD      121,541     Other        (1)      Shared
RYDER SYSTEM INC              common stock  783549108     2,946.94            USD       61,587     Other        (1)      Shared
SAUER INC                     common stock  804137107        16.29            EUR        1,000      Sole                   Sole
SBC COMM INC SHS              common stock  78387G103     9,227.11            USD      357,640     Other        (1)      Shared
SCHERING-PLGH ORD.            common stock  806605101     3,715.85            USD      176,945     Other        (1)      Shared
SPDR TRUST S1                 common stock  78462F103       451.92            USD        3,718      Sole                   Sole
SPRINT                        common stock  852061100     6,996.89            USD      280,549     Other        (1)      Shared
STATE BANK OF INDIA           common stock  856552203     6,606.50            USD      181,000      Sole                   Sole
STATE STREET                  common stock  857477103     4,511.19            USD       92,065     Other        (1)      Shared
SYMANTEC CORP                 common stock  871503108       102.12            USD        4,000     Other        (1)      Shared
TEXAS INSTRUMENTS             common stock  882508104       245.20            USD       10,000     Other        (1)      Shared
TIME WARNER INC               common stock  887317105       514.71            USD       26,600     Other        (1)      Shared
UNITED HEALTHCARE             common stock  91324P102     2,798.46            USD       31,855     Other        (1)      Shared

----------------------------------------------------------------------------------------------------------------------------------
                                                        MARKET VALUE
                                TITLE OF                 12/31/2004                              INVESTMENT   OTHER       VOTING
NAME OF ISSUER                   CLASS        CUSIP       (X$1000)      QUOTCURRENCY   SHARES    DISCRETION  MANAGERS    AUTHORITY
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
UNITED PARCEL CL B            common stock  911312106     9,969.25            USD      116,368     Other        (1)      Shared
VARIAN ASSOCIATES             common stock  92220P105     6,000.04            USD      138,601     Other        (1)      Shared
VERIZON COMMUNICAT            common stock  92343V104    10,034.29            USD      246,059     Other        (1)      Shared
VIACOM CL.B                   common stock  925524308       350.40            USD        9,600     Other        (1)      Shared
WAL-MART STORES               common stock  931142103     4,274.31            USD       80,541     Other        (1)      Shared
WASTE MANAGEMENT              common stock  94106L109     4,457.37            USD      147,644     Other        (1)      Shared
WELLS FARGO                   common stock  949746101    11,414.50            USD      183,336     Other        (1)      Shared